PUBLIC OFFERING - Additional Information (Details) - $ / shares	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Class of warrant or right, exercise price of warrants or rights	$ 11.50	$ 11.50
IPO
Stock issued during period, shares, new issues	100,000,000	110,000,000
Shares issued, price per share	$ 10.00	$ 10.00
Over-allotment option
Stock issued during period, shares, new issues	110,000,000	10,000,000